T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.0%

Common Stocks 0.0%
Tenaris (EUR)	17,375	180
Total Argentina (Cost $313)		180

AUSTRALIA 6.7%

Common Stocks 6.6%
Adelaide Brighton	16,890	41
Afterpay Touch Group (1)	6,829	171
AGL Energy	24,042	319
ALS	17,291	110
Altium	4,019	105
Alumina	93,325	134
AMP	107,762	130
Ansell	5,313	112
APA Group	44,011	330
Aristocrat Leisure	23,501	560
ASX	7,216	408
Atlas Arteria	35,588	192
Aurizon Holdings	70,295	252
AusNet Services	62,483	74
Australia & New Zealand Banking Group	102,777	1,749
Bank of Queensland	14,692	75
Beach Energy	65,323	114
Bendigo & Adelaide Bank	17,761	123
BHP Group	108,418	2,780
BlueScope Steel	18,693	175
Boral	42,105	139
Brambles	58,634	490
Caltex Australia	9,420	215
Challenger	20,577	122
Charter Hall Group	17,208	147
CIMIC Group	3,461	67
Cleanaway Waste Management	50,108	68

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Coca-Cola Amatil	19,721	157
Cochlear	2,087	332
Coles Group	42,002	461
Commonwealth Bank of Australia	64,553	3,655
Computershare	18,127	214
Crown Resorts	13,680	106
CSL	16,457	3,385
CSR	18,692	60
Dexus	39,734	335
Domain Holdings Australia	8,454	21
Domino's Pizza Enterprises	2,288	83
Downer EDI	22,540	110
Evolution Mining	39,046	99
Flight Centre Travel Group	2,060	54
Fortescue Metals Group	59,957	444
Goodman Group	65,303	646
GPT Group	67,040	267
Harvey Norman Holdings	19,274	54
IDP Education	4,719	55
Iluka Resources	15,394	98
Incitec Pivot	60,953	132
Insurance Australia Group	86,141	405
IOOF Holdings	12,818	67
James Hardie Industries, CDI	16,097	338
LendLease Group	21,623	260
Macquarie Group	11,824	1,130
Magellan Financial Group	4,635	204
Medibank	102,729	211
Metcash	35,041	61
Mirvac Group	138,072	311
National Australia Bank	104,859	1,791
Newcrest Mining	28,223	565
Northern Star Resources	26,149	225
Nufarm (1)	10,940	40
Oil Search	48,714	233
Orica	13,996	211

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Origin Energy	65,638	355
Orora	44,662	95
OZ Minerals	11,045	74
Perpetual	1,590	45
Platinum Asset Management	8,157	26
Qantas Airways	21,164	90
QBE Insurance Group	48,166	438
Qube Holdings	45,982	105
Ramsay Health Care	5,805	305
REA Group	1,940	147
Rio Tinto	13,448	873
Santos	65,051	373
Scentre Group	190,661	489
SEEK	12,806	192
Seven Group Holdings	5,047	67
Shopping Centres Australasia Property Group	27,298	53
Sims	5,867	41
Sonic Healthcare	17,231	361
South32	183,925	316
Star Entertainment Group	29,898	83
Stockland	88,905	291
Suncorp Group	46,678	399
Sydney Airport	39,926	222
Tabcorp Holdings	69,058	215
Telstra	153,298	391
TPG Telecom	13,415	67
Transurban Group	98,589	1,028
Treasury Wine Estates	26,476	227
Vicinity Centres	116,897	197
Vocus Group (1)	21,283	48
Washington H. Soul Pattinson	3,829	55
Wesfarmers	41,182	1,236
Westpac Banking	129,374	2,162
Whitehaven Coal	24,690	41
Wisetech Global	2,890	47
Woodside Petroleum	33,976	778

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Woolworths Group	45,799	1,272
Worley	12,500	125
		39,351
Equity Mutual Funds 0.1%
iShares MSCI Australia Fund, ETF (USD)	27,000	601
		601
Total Australia (Cost $34,919)		39,952

AUSTRIA 0.2%

Common Stocks 0.2%
ANDRITZ	2,554	101
Erste Group Bank	10,667	392
OMV	5,270	262
Raiffeisen Bank International	4,718	107
Telekom Austria	5,012	40
Verbund	2,459	130
Vienna Insurance Group	1,396	38
voestalpine (2)	4,136	100
Total Austria (Cost $1,421)		1,170

BELGIUM 1.0%

Common Stocks 1.0%
Ackermans & Van Haaren	818	131
Ageas	6,804	375
Anheuser-Busch InBev	28,012	2,113
Argenx (1)	1,398	202
Colruyt	1,858	93
Galapagos (1)	1,721	385
Groupe Bruxelles Lambert	2,709	272
KBC Group	10,155	745
Proximus	4,980	142
Sofina	551	126
Solvay	2,557	265
Telenet Group Holding	1,736	81
UCB	4,492	413

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Umicore (2)	7,643	352
Total Belgium (Cost $4,125)		5,695

CAMBODIA 0.0%

Common Stocks 0.0%
NagaCorp (HKD)	54,000	76
Total Cambodia (Cost $71)		76

CHILE 0.0%

Common Stocks 0.0%
Antofagasta (GBP)	12,588	136
Total Chile (Cost $102)		136

CHINA 0.3%

Common Stocks 0.3%
AAC Technologies Holdings (HKD) (2)	26,000	183
BOC Aviation (HKD)	7,400	68
China Mengniu Dairy (HKD)	99,000	363
China Travel International Investment Hong Kong (HKD)	90,000	14
FIH Mobile (HKD) (1)	103,000	16
Huabao International Holdings (HKD)	31,000	10
Lenovo Group (HKD)	278,000	181
Minth Group (HKD)	26,000	80
MMG (HKD) (1)	80,000	18
Nexteer Automotive Group (HKD)	30,000	22
Semiconductor Manufacturing International (HKD) (1)	111,000	203
Shougang Fushan Resources Group (HKD)	132,000	26
Shui On Land (HKD)	121,933	24
Sun Art Retail Group (HKD)	80,000	95
Tingyi Cayman Islands Holding (HKD)	68,000	115
Towngas China (HKD)	36,000	22
Uni-President China Holdings (HKD)	48,600	50
Want Want China Holdings (HKD)	202,000	167
Wharf Holdings (HKD)	45,100	111

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Xinyi Solar Holdings (HKD)	112,200	78
Total China (Cost $1,791)		1,846

DENMARK 1.7%

Common Stocks 1.7%
Ambu, Class B	5,416	99
AP Moller - Maersk, Class A	170	191
AP Moller - Maersk, Class B	234	280
Carlsberg, Class B	3,914	572
Chr Hansen Holding	3,634	270
Coloplast, Class B	4,938	623
Danske Bank	24,854	415
Demant (1)	4,090	133
DSV	7,500	814
Genmab (1)	2,176	501
GN Store Nord	4,900	243
H Lundbeck	2,208	94
ISS	6,805	165
Jyske Bank (1)	2,497	95
Novo Nordisk, B Shares	60,118	3,659
Novozymes, B Shares	7,577	395
Orsted	6,760	737
Pandora	3,293	170
ROCKWOOL International, B Shares	219	51
Tryg	4,504	136
Vestas Wind Systems	7,004	695
Total Denmark (Cost $5,555)		10,338

EGYPT 0.0%

Common Stocks 0.0%
OCI (EUR) (1)	3,517	61
Total Egypt (Cost $131)		61

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
EUROPE/FAR EAST 0.2%

Equity Mutual Funds 0.2%
iShares Core MSCI EAFE, ETF (USD) (2)	16,595	1,053
Total Europe/Far East (Cost $1,066)		1,053

FINLAND 1.0%

Common Stocks 1.0%
Elisa	5,247	316
Fortum	16,134	391
Huhtamaki	3,394	151
Kesko, B Shares	2,511	170
Kone, Class B	14,332	925
Metso	3,837	136
Neste	15,303	609
Nokia	149,567	582
Nokia, Ordinary Shares	57,926	226
Nokian Renkaat	5,022	135
Orion, Class B	3,608	171
Sampo, A Shares	18,184	823
Stora Enso, R Shares	20,817	270
UPM-Kymmene	19,621	618
Wartsila	16,743	205
Total Finland (Cost $6,074)		5,728

FOREIGN/EUROPE 0.5%

Equity Mutual Funds 0.5%
iShares MSCI Eurozone, ETF (USD) (2)	67,900	2,749
Total Foreign/Europe (Cost $2,824)		2,749

FRANCE 9.9%

Common Stocks 9.9%
Accor	6,950	285
Aeroports de Paris	1,056	200
Air France-KLM (1)	7,855	73

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Air Liquide	16,844	2,435
Airbus	20,021	2,940
ALD	3,000	44
Alstom	6,823	362
Amundi	2,122	172
ArcelorMittal	22,342	328
Arkema	2,690	247
Atos	3,388	281
AXA	69,830	1,857
BioMerieux	1,512	150
BNP Paribas	39,338	2,088
Bollore	36,513	148
Bouygues	7,625	301
Bureau Veritas	10,209	281
Capgemini	5,745	713
Carrefour	20,617	349
Casino Guichard Perrachon (2)	1,998	81
Cie de Saint-Gobain	17,703	668
Cie Generale des Etablissements Michelin	6,481	752
Cie Plastic Omnium	2,044	52
CNP Assurances	5,863	106
Covivio	1,640	195
Credit Agricole	42,316	572
Danone	21,752	1,741
Dassault Aviation	84	102
Dassault Systemes	4,876	844
Edenred	8,805	476
Eiffage	2,763	320
Electricite de France	18,367	227
Elis	7,055	137
Engie	60,794	1,046
Engie (1)(3)	2,058	—
EssilorLuxottica	10,677	1,581
Eurazeo	1,810	130
Eurofins Scientific (2)	419	225
Euronext	2,267	197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eutelsat Communications	6,241	94
Faurecia	2,732	130
Gecina	1,921	362
Getlink	16,366	289
Hermes International	1,134	847
ICADE	1,253	140
Iliad	239	31
Imerys	1,329	57
Ingenico Group	2,324	270
Ipsen	1,271	94
JCDecaux	2,620	70
Kering	2,697	1,648
Klepierre	7,014	238
L'Oreal	8,753	2,435
Lagardere	4,079	77
Legrand	9,799	784
LVMH Moet Hennessy Louis Vuitton	9,055	3,943
Natixis	30,635	129
Orange	69,575	984
Orpea	1,656	216
Pernod Ricard	7,690	1,331
Peugeot	20,208	416
Publicis Groupe	7,792	345
Remy Cointreau (2)	915	96
Renault (2)	6,768	265
Rexel	11,264	135
Rubis	3,122	193
Safran	11,987	1,933
Sanofi	39,414	3,801
Sartorius Stedim Biotech	849	152
Schneider Electric	19,068	1,902
SCOR	5,788	246
SEB	1,005	129
Societe BIC	946	64
Societe Generale	27,952	905
Sodexo (2)	3,247	340

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

STMicroelectronics	23,235	647
Suez	13,485	221
Teleperformance	2,105	528
Thales	3,681	404
TOTAL	87,750	4,273
Ubisoft Entertainment (1)	3,139	238
Unibail-Rodamco-Westfield	3,676	499
Unibail-Rodamco-Westfield, CDI (AUD)	26,273	179
Valeo	8,759	260
Veolia Environnement	18,620	549
Vinci	16,897	1,872
Vivendi	29,919	818
Wendel	1,059	141
Worldline (1)	3,110	219
Total France (Cost $48,325)		58,645

GERMANY 7.9%

Common Stocks 7.4%
1&1 Drillisch	1,680	41
adidas	7,111	2,248
Allianz	15,108	3,607
Aroundtown	32,876	311
BASF	33,291	2,247
Bayer	33,945	2,724
Beiersdorf	3,708	420
BMW	11,757	838
Brenntag	5,763	298
Carl Zeiss Meditec	1,361	166
Commerzbank	38,410	220
Continental	3,979	454
Covestro	5,858	247
Daimler	28,915	1,339
Delivery Hero (1)	4,031	310
Deutsche Bank	76,151	697
Deutsche Boerse	6,772	1,099
Deutsche Lufthansa	8,641	132

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Deutsche Post	35,453	1,237
Deutsche Telekom	117,434	1,902
Deutsche Wohnen	13,066	553
DWS Group GmbH & KGaA	1,284	51
E. ON	78,885	894
Evonik Industries	6,134	168
Fielmann	893	71
Fraport Frankfurt Airport Services Worldwide	1,308	97
Fresenius	15,039	768
Fresenius Medical Care	7,821	601
FUCHS PETROLUB	2,882	117
GEA Group	6,122	183
GRENKE	995	99
Hannover Rueck	2,216	430
Hapag-Lloyd	997	82
HeidelbergCement	5,543	374
Hella GmbH & KGaA	1,576	74
Henkel	2,415	223
HOCHTIEF	675	78
HUGO BOSS	2,391	113
Infineon Technologies	45,199	971
K+S	7,140	69
KION Group	2,616	164
Knorr-Bremse	1,594	174
LANXESS	3,071	184
LEG Immobilien	2,335	288
Merck	4,821	618
METRO	5,880	82
MTU Aero Engines	1,883	570
Munich Re	5,238	1,544
Nemetschek	2,006	136
OSRAM Licht	3,246	163
ProSiebenSat. 1 Media	7,503	99
Puma	3,010	241
QIAGEN (1)	8,101	271
Rational	122	92

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Rheinmetall	1,571	168
Rocket Internet (1)	2,416	57
RTL Group	1,377	63
RWE	21,025	729
SAP	35,228	4,588
Scout24	3,995	275
Siemens	27,541	3,397
Siemens Healthineers	4,800	226
Suedzucker	2,911	49
Symrise	4,509	463
Talanx	1,391	69
Telefonica Deutschland Holding	24,887	75
thyssenkrupp (1)	17,278	212
Uniper	7,281	239
United Internet	4,301	139
Volkswagen	1,075	197
Vonovia	19,739	1,127
Wacker Chemie	546	39
Wirecard	4,206	617
Zalando (1)	5,038	241
		44,149
Preferred Stocks 0.5%
BMW (4)	1,941	108
FUCHS PETROLUB (4)	1,048	46
Henkel (4)	7,518	765
Porsche Automobil Holding (4)	5,712	385
Sartorius (4)	1,275	297
Volkswagen (4)	6,747	1,211
		2,812
Total Germany (Cost $38,949)		46,961

HONG KONG 3.1%

Common Stocks 3.0%
AIA Group	440,000	4,360
ASM Pacific Technology	11,400	154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bank of East Asia	44,780	97
BOC Hong Kong Holdings	133,500	441
Brightoil Petroleum Holdings (1)(3)	109,000	20
Budweiser Brewing APAC, Series B (1)	43,500	132
Cafe de Coral Holdings	12,000	27
Cathay Pacific Airways	22,000	28
Champion	71,000	43
Chow Tai Fook Jewellery Group	39,000	35
CK Asset Holdings	99,300	634
CK Hutchison Holdings	97,300	860
CK Infrastructure Holdings	23,000	160
CLP Holdings	60,400	628
Dah Sing Banking Group	7,040	9
Dah Sing Financial Holdings	7,400	27
Dairy Farm International Holdings (USD)	11,000	57
First Pacific	86,750	27
Galaxy Entertainment Group	79,000	517
Guotai Junan International Holdings	89,000	15
Guotai Junan International Holdings, Rights, 2/24/20 (1)	29,667	—
Haitong International Securities Group	74,000	21
Hang Lung Group	31,000	77
Hang Lung Properties	75,000	157
Hang Seng Bank	26,700	540
Henderson Land Development	47,773	214
Hong Kong & China Gas	363,518	696
Hong Kong Exchanges & Clearing	45,800	1,505
Hongkong Land Holdings (USD)	43,400	230
Hutchison Telecommunications Hong Kong Holdings	43,000	8
Hysan Development	22,000	82
Jardine Matheson Holdings (USD)	7,700	429
Jardine Strategic Holdings (USD)	6,600	202
Johnson Electric Holdings	13,625	30
Kerry Logistics Network	19,750	31
Kerry Properties	21,500	60
L'occitane International	16,250	34
Li & Fung	209,200	18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Lifestyle International Holdings	17,000	17
Link	76,500	774
Melco International Development	28,000	60
MGM China Holdings	28,000	39
MTR	52,000	292
New World Development	210,500	263
NWS Holdings	51,000	66
PCCW	147,000	87
Power Assets Holdings	48,500	350
Sa Sa International Holdings (2)	36,000	6
Samsonite International	47,100	88
Sands China	89,200	430
Shangri-La Asia	39,500	36
Shun Tak Holdings	70,500	30
Sino Land	111,800	152
SJM Holdings	69,000	77
Sun Hung Kai Properties	52,500	731
Swire Pacific, Class A	19,500	171
Swire Pacific, Class B	30,000	42
Swire Properties	38,800	120
Techtronic Industries	46,500	371
Television Broadcasts	10,600	16
United Energy Group	280,000	49
Vitasoy International Holdings (2)	28,000	101
VTech Holdings	5,700	52
WH Group	304,500	287
Wharf Real Estate Investment	45,100	233
Wheelock	30,000	183
Wynn Macau	54,400	113
Xinyi Glass Holdings	70,000	88
Yue Yuen Industrial Holdings	26,500	74
		18,003
Equity Mutual Funds 0.1%
iShares MSCI Hong Kong Fund, ETF (USD)	14,500	332
		332
Total Hong Kong (Cost $13,056)		18,335

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

IRELAND 0.6%

Common Stocks 0.6%
AIB Group	29,344	86
Bank of Ireland Group	33,808	165
CRH	28,926	1,086
DCC (GBP)	3,629	293
Flutter Entertainment (GBP)	2,860	325
Glanbia	7,220	84
Kerry Group, Class A	5,415	692
Kingspan Group	5,450	336
Smurfit Kappa Group	8,712	301
Total Ireland (Cost $2,577)		3,368

ISRAEL 0.5%

Common Stocks 0.5%
Airport City (1)	2,769	49
Alony Hetz Properties & Investments	3,456	57
Amot Investments	3,739	27
Azrieli Group	1,368	101
Bank Hapoalim	37,816	325
Bank Leumi Le-Israel	56,052	403
Bezeq the Israeli Telecommunication (1)	72,578	56
Delek Group	172	22
Elbit Systems	872	133
First International Bank of Israel	1,924	54
Gazit-Globe	3,440	40
Harel Insurance Investments & Financial Services	3,700	25
Israel Chemicals	25,161	106
Israel Corporation (1)	137	24
Israel Discount Bank, Class A	43,420	197
Mehadrin (1)	24	1
Melisron	491	32
Migdal Insurance & Financial Holding	11,700	9
Mizrahi Tefahot Bank	4,791	130

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nice (1)	2,280	393
Oil Refineries	55,658	24
Paz Oil	380	46
Phoenix Holdings	4,515	25
Shufersal	4,129	26
Strauss Group	1,508	44
Teva Pharmaceutical Industries (1)	37,134	383
Tower Semiconductor (1)	3,421	77
Total Israel (Cost $3,225)		2,809

ITALY 2.3%

Common Stocks 2.3%
A2A	57,530	115
Amplifon	4,410	125
Assicurazioni Generali	47,253	921
Atlantia	17,374	426
Banca Mediolanum	9,105	82
Banco BPM (1)	56,316	115
Buzzi Unicem	3,214	75
CNH Industrial	37,137	354
Davide Campari-Milano	21,114	204
DiaSorin	843	104
Enel	282,789	2,465
Eni	90,997	1,275
EXOR	3,929	289
Ferrari	4,617	779
Fiat Chrysler Automobiles	40,534	528
FinecoBank Banca Fineco	22,378	262
Hera	27,915	127
Infrastrutture Wireless Italiane	8,886	92
Intesa Sanpaolo	544,036	1,351
Italgas	13,995	93
Leonardo	14,177	174
Mediaset (1)	12,579	33
Mediobanca Banca di Credito Finanziario	27,943	279
Moncler	6,321	272

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nexi (1)	8,944	127
Pirelli & C	15,951	77
Poste Italiane	17,200	197
PRADA (HKD)	18,200	70
Prysmian	9,221	205
Recordati	3,619	155
Saipem (1)	20,365	84
Salvatore Ferragamo	1,584	29
Snam	84,822	455
Telecom Italia (1)	386,246	207
Telecom Italia	240,704	127
Terna Rete Elettrica Nazionale	52,470	366
UniCredit	81,296	1,086
Unione di Banche Italiane (2)	36,026	108
UnipolSai Assicurazioni	21,529	58
		13,891
Preferred Stocks 0.0%
Buzzi Unicem (4)	364	5
		5
Total Italy (Cost $15,644)		13,896

JAPAN 23.9%

Common Stocks 23.5%
77 Bank	2,600	39
ABC-Mart	900	58
Acom	14,200	67
Advantest	7,300	381
Aeon	25,700	526
Aeon Financial Service	4,200	66
Aeon Mall	4,140	69
AGC	6,900	233
Aica Kogyo	1,900	59
Ain Holdings	1,000	61
Air Water	5,400	74
Aisin Seiki	6,400	213

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ajinomoto	18,100	298
Alfresa Holdings	6,600	133
Alps Alpine	7,200	129
Amada Holdings	12,000	125
Amano	2,500	72
ANA Holdings	4,200	131
Anritsu (2)	5,100	98
Aozora Bank	4,400	119
Ariake Japan	600	41
Asahi Group Holdings	14,000	649
Asahi Intecc	7,200	198
Asahi Kasei	46,000	471
Asics	6,300	92
ASKUL	800	26
Astellas Pharma	68,080	1,203
Autobacs Seven	2,200	32
Azbil	5,000	135
Bandai Namco Holdings	7,300	424
Bank of Kyoto	2,600	104
Benefit One	2,400	42
Benesse Holdings	2,600	71
Bic Camera	5,700	62
Bridgestone	21,300	754
Brother Industries	8,700	168
Calbee	2,700	88
Canon	36,800	965
Canon Marketing Japan	1,700	41
Capcom	3,600	102
Casio Computer	8,300	154
Central Japan Railway	6,600	1,295
Chiba Bank	24,000	130
Chubu Electric Power	26,000	353
Chugai Pharmaceutical	8,000	819
Chugoku Bank (2)	6,400	61
Chugoku Electric Power (2)	10,800	143
Citizen Watch	11,000	53

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Coca-Cola Bottlers Japan Holdings	5,250	138
COMSYS Holdings	4,200	122
Concordia Financial Group	43,000	162
Cosmo Energy Holdings	2,400	46
Cosmos Pharmaceutical	300	66
Credit Saison	5,900	95
CyberAgent (2)	3,600	143
Dai Nippon Printing	11,000	303
Dai-ichi Life Holdings	39,800	591
Daicel	11,100	105
Daido Steel	1,300	50
Daifuku	3,600	217
Daiichi Sankyo	23,100	1,561
Daiichikosho	1,500	73
Daikin Industries	9,600	1,353
Daishi Hokuetsu Financial Group	1,600	39
Daito Trust Construction	2,400	283
Daiwa House Industry	24,100	759
Daiwa Securities Group	59,000	298
DeNA	3,800	62
Denka	3,200	86
Denso	16,500	677
Dentsu	8,200	272
DIC	3,000	79
Disco	1,000	230
DMG Mori	3,700	51
Dowa Holdings (2)	1,650	59
East Japan Railway	13,100	1,153
Ebara	3,700	102
Eisai	9,800	739
Electric Power Development	6,000	135
Ezaki Glico	1,900	81
FamilyMart	8,560	187
Fancl	2,500	65
FANUC	7,100	1,293
Fast Retailing (2)	1,900	1,022

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

FP	800	49
Fuji Electric	4,600	135
Fuji Oil Holdings	1,600	41
Fuji Seal International	1,500	31
FUJIFILM Holdings	13,100	651
Fujikura	10,000	37
Fujitsu	7,000	740
Fujitsu General	2,000	45
Fukuoka Financial Group	5,200	90
Fukuyama Transporting	1,200	40
Furukawa Electric (2)	2,300	53
Fuyo General Lease	700	44
Glory	2,100	60
GMO Internet	2,500	48
GMO Payment Gateway	1,200	77
Goldwin (2)	1,400	85
GS Yuasa	2,800	55
GungHo Online Entertainment (1)	1,310	24
Gunma Bank	16,200	52
H2O Retailing	3,200	29
Hachijuni Bank	16,800	64
Hakuhodo DY Holdings	8,800	125
Hamamatsu Photonics	4,700	199
Hankyu Hanshin Holdings	8,200	333
Haseko	10,000	130
Heiwa	2,000	41
Hikari Tsushin	800	197
Hino Motors	9,600	90
Hirose Electric	1,218	151
Hiroshima Bank	10,500	47
HIS (2)	1,300	30
Hisamitsu Pharmaceutical	2,600	131
Hitachi	33,600	1,280
Hitachi Capital	1,500	41
Hitachi Chemical	3,800	159
Hitachi Construction Machinery	3,900	105

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hitachi High-Technologies	2,300	164
Hitachi Metals	7,000	108
Hitachi Transport System	1,500	43
Hokkaido Electric Power	6,500	30
Hokuhoku Financial Group	4,800	46
Hokuriku Electric Power (1)	6,200	46
Honda Motor	63,300	1,619
Horiba	1,400	87
Hoshizaki	1,900	175
House Foods Group	2,700	86
Hoya	13,400	1,282
Hulic	12,700	154
Ibiden	3,800	88
Ichigo	7,400	28
Idemitsu Kosan	8,052	201
IHI	4,800	114
Iida Group Holdings	5,200	88
Inpex	34,000	317
Isetan Mitsukoshi Holdings	13,220	103
Isuzu Motors	18,900	185
Ito En	2,100	102
ITOCHU	49,400	1,154
Itochu Techno-Solutions	3,600	106
Itoham Yonekyu Holdings	4,900	31
Iyo Bank	9,700	50
Izumi (2)	1,400	44
J. Front Retailing	8,800	106
Japan Airlines	4,300	121
Japan Airport Terminal	1,700	78
Japan Aviation Electronics Industry	2,000	35
Japan Exchange Group	20,000	358
Japan Petroleum Exploration	1,100	27
Japan Post Bank (2)	14,700	136
Japan Post Holdings	48,800	444
Japan Post Insurance	7,300	123
Japan Steel Works	2,200	39

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Japan Tobacco	43,000	909
JFE Holdings	19,075	226
JGC Holdings	7,700	111
JSR	6,700	119
JTEKT	8,000	85
Justsystems	1,300	71
JXTG Holdings	112,420	478
K's Holdings	6,900	84
Kagome	2,800	69
Kajima	17,000	216
Kakaku. com	4,900	128
Kaken Pharmaceutical	1,300	69
Kamigumi	4,000	85
Kandenko	4,000	38
Kaneka	2,000	61
Kansai Electric Power	27,000	303
Kansai Mirai Financial Group	6,300	36
Kansai Paint	6,900	165
Kao	17,000	1,356
Kawasaki Heavy Industries	5,400	106
Kawasaki Kisen Kaisha (1)(2)	3,099	41
KDDI	63,100	1,907
Keihan Holdings	3,600	163
Keikyu	9,000	166
Keio	4,200	240
Keisei Electric Railway	5,000	181
Kewpie	4,100	86
Keyence	6,556	2,204
Kikkoman	6,800	330
Kinden	4,900	84
Kintetsu Group Holdings	6,700	353
Kirin Holdings	29,900	657
Kissei Pharmaceutical	1,200	34
Kobayashi Pharmaceutical	2,300	185
Kobe Steel	10,600	48
Koei Tecmo Holdings	2,160	57

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Koito Manufacturing	4,300	187
Kokuyo	2,900	43
Komatsu	33,200	734
Konami Holdings	3,400	132
Konica Minolta	16,800	103
Kose	1,100	142
Kubota	41,300	647
Kuraray	13,100	157
Kurita Water Industries	4,100	120
Kusuri no Aoki Holdings	600	36
Kyocera	11,200	736
Kyoritsu Maintenance (2)	1,100	44
Kyowa Exeo	3,600	90
Kyowa Kirin	9,200	216
Kyudenko	1,500	43
Kyushu Electric Power (2)	17,300	142
Kyushu Financial Group (2)	14,060	59
Kyushu Railway	5,800	190
Lawson	1,700	98
LINE (1)	1,900	94
Lintec	1,800	39
Lion	9,300	177
LIXIL Group	9,700	161
M3	15,000	437
Mabuchi Motor	1,900	69
Maeda	5,000	48
Maeda Road Construction (2)	2,000	68
Makita	9,100	348
Mani	2,300	58
Marubeni	58,100	417
Maruha Nichiro	1,600	38
Marui Group	7,900	183
Maruichi Steel Tube (2)	2,300	64
Matsui Securities	3,900	32
Matsumotokiyoshi Holdings	2,800	112
Mazda Motor	21,100	177

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mebuki Financial Group	36,700	81
Medipal Holdings	5,600	119
Megmilk Snow Brand	1,500	35
MEIJI Holdings	4,940	348
MINEBEA MITSUMI	15,200	295
Miraca Holdings (2)	2,100	55
MISUMI Group	10,300	256
Mitsubishi	45,500	1,166
Mitsubishi Chemical Holdings	48,100	348
Mitsubishi Electric	71,800	996
Mitsubishi Estate	43,500	852
Mitsubishi Gas Chemical	7,000	106
Mitsubishi Heavy Industries	10,600	387
Mitsubishi Logistics	2,500	63
Mitsubishi Materials	4,500	113
Mitsubishi Motors	22,500	84
Mitsubishi Shokuhin	500	14
Mitsubishi UFJ Financial Group	453,690	2,330
Mitsubishi UFJ Lease & Finance	15,600	98
Mitsui	61,500	1,094
Mitsui Chemicals	6,600	145
Mitsui Fudosan	34,200	906
Mitsui Mining & Smelting	2,000	47
Mitsui OSK Lines	4,000	96
Miura	3,500	121
Mizuho Financial Group	923,100	1,369
Mochida Pharmaceutical	1,000	37
MonotaRO	4,400	106
Morinaga	1,500	72
Morinaga Milk Industry	1,500	57
MS&AD Insurance Group Holdings	17,900	595
Murata Manufacturing	20,700	1,172
Nabtesco	4,200	120
Nagase	4,100	56
Nagoya Railroad	7,000	205
Nankai Electric Railway	4,000	103

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NEC	9,400	418
NET One Systems	3,100	51
Nexon (1)	15,200	206
NGK Insulators	9,500	159
NGK Spark Plug	7,500	132
NH Foods	3,800	167
NHK Spring	6,100	49
Nichirei	4,000	97
Nidec	8,472	1,066
Nifco	3,000	79
Nihon Kohden	2,800	82
Nihon M&A Center	4,700	134
Nihon Unisys	2,400	73
Nikon	12,900	156
Nintendo	3,900	1,435
Nippo	2,000	49
Nippon Electric Glass	2,900	56
Nippon Express	2,700	141
Nippon Kayaku	6,000	70
Nippon Paint Holdings	5,700	272
Nippon Paper Industries	3,500	57
Nippon Shinyaku	1,900	168
Nippon Shokubai	1,200	70
Nippon Steel	30,112	418
Nippon Telegraph & Telephone	45,200	1,152
Nippon Television Holdings	1,900	26
Nippon Yusen KK	5,900	94
Nipro	4,200	48
Nishi-Nippon Financial Holdings	5,200	34
Nishi-Nippon Railroad	2,800	65
Nissan Chemical	5,100	211
Nissan Motor	71,700	389
Nissan Shatai	2,800	27
Nisshin Seifun Group	9,655	165
Nisshinbo Holdings	4,800	41
Nissin Foods Holdings	2,600	195

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nitori Holdings	2,700	420
Nitto Denko	5,900	328
Noevir Holdings	600	27
NOF (2)	2,600	85
NOK (2)	4,200	56
Nomura Holdings	119,900	614
Nomura Real Estate Holdings	4,400	108
Nomura Research Institute	9,581	211
NS Solutions	1,200	35
NSK	16,300	136
NTN	16,000	42
NTT Data	23,400	329
NTT DOCOMO	42,500	1,208
Obayashi	25,100	275
Obic	2,500	341
OBIC Business Consultants	600	23
Odakyu Electric Railway	11,300	251
Oji Holdings	32,000	163
OKUMA	1,000	46
Olympus	37,900	612
Omron	7,100	407
Ono Pharmaceutical	16,200	373
Open House (2)	2,200	58
Oracle Corporation Japan	1,200	104
Orient	20,400	31
Oriental Land	6,800	886
ORIX	47,600	804
Osaka Gas	14,600	247
OSG	2,600	44
Otsuka	3,800	148
Otsuka Holdings	15,500	689
PALTAC	1,200	56
Pan Pacific International Holdings	17,600	284
Panasonic	78,995	785
Park24	4,100	103
Penta-Ocean Construction	10,200	60

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PeptiDream (1)	3,100	147
Persol Holdings	6,100	109
Pigeon (2)	4,000	141
Pilot	900	35
Pola Orbis Holdings	2,800	61
Rakuten (1)	29,900	231
Recruit Holdings	46,500	1,812
Relo Group	4,000	107
Renesas Electronics (1)	25,900	163
Rengo	8,000	56
Resona Holdings	80,300	331
Resorttrust	2,300	36
Ricoh	25,300	287
Rinnai	1,300	93
Rohm	3,300	237
Rohto Pharmaceutical	3,400	94
Ryohin Keikaku	9,000	150
Sankyo	1,900	64
Sankyu	1,900	94
Sanrio (2)	2,300	45
Santen Pharmaceutical	13,300	248
Sanwa Holdings	7,400	78
Sapporo Holdings	2,300	56
Sawai Pharmaceutical	1,400	91
SBI Holdings	7,840	182
SCREEN Holdings	1,400	73
SCSK	1,600	86
Secom	7,200	632
Sega Sammy Holdings	7,040	96
Seibu Holdings	7,900	123
Seiko Epson	9,900	145
Seino Holdings	5,500	70
Sekisui Chemical	13,200	220
Sekisui House (2)	21,500	462
Seven & i Holdings	28,052	1,076
Seven Bank	24,400	73

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SG Holdings	7,900	167
Sharp	5,100	69
Shiga Bank	1,800	43
Shikoku Electric Power (2)	5,800	49
Shimadzu	10,000	281
Shimamura	800	60
Shimano	2,900	445
Shimizu	21,100	216
Shin-Etsu Chemical	14,500	1,658
Shinsei Bank	5,900	90
Shionogi	10,200	607
Shiseido (2)	14,100	908
Shizuoka Bank	19,000	133
SHO-BOND Holdings (2)	1,600	65
Shochiku	400	54
Showa Denko KK	5,400	129
SKY Perfect JSAT Holdings	4,500	19
Skylark Holdings (2)	7,000	128
SMC	2,100	907
SoftBank (2)	58,400	801
SoftBank Group	58,900	2,378
Sohgo Security Services	2,500	130
Sojitz	45,500	143
Sompo Holdings	12,400	463
Sony	44,700	3,126
Sony Financial Holdings	5,500	127
Sotetsu Holdings	2,800	75
Square Enix Holdings (2)	2,800	137
Stanley Electric	5,300	137
Subaru	22,500	563
Sugi Holdings	1,300	65
SUMCO	8,700	133
Sumitomo	41,600	619
Sumitomo Bakelite	1,200	43
Sumitomo Chemical	56,000	238
Sumitomo Dainippon Pharma	6,200	106

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sumitomo Electric Industries	27,900	372
Sumitomo Forestry	4,700	65
Sumitomo Heavy Industries	4,000	105
Sumitomo Metal Mining	8,800	250
Sumitomo Mitsui Financial Group	47,200	1,660
Sumitomo Mitsui Trust Holdings	13,312	491
Sumitomo Osaka Cement	1,400	57
Sumitomo Realty & Development	14,700	541
Sumitomo Rubber Industries	6,400	70
Sundrug	2,400	81
Suntory Beverage & Food	4,500	191
Suzuken Aichi Japan	2,880	110
Suzuki Motor	15,600	714
Sysmex	7,000	501
T&D Holdings	20,700	221
Tadano	4,000	34
Taiheiyo Cement	4,400	118
Taisei	7,300	291
Taisho Pharmaceutical Holdings	1,600	113
Taiyo Nippon Sanso	5,400	118
Taiyo Yuden	3,900	112
Takara Bio	1,700	32
Takara Holdings	6,500	57
Takashimaya	5,499	59
Takeda Pharmaceutical	55,298	2,124
TDK	4,400	466
TechnoPro Holdings	1,300	86
Teijin	7,100	127
Terumo	23,500	846
THK	4,200	105
TIS	2,900	174
Tobu Railway	7,500	264
Toda	8,000	51
Toho	4,200	155
Toho Gas	3,200	124
Tohoku Electric Power	17,300	162

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Tokai Carbon (2)	7,100	64
Tokai Rika	1,900	32
Tokio Marine Holdings	23,700	1,286
Tokuyama	2,500	63
Tokyo Broadcasting System Holdings	1,200	21
Tokyo Century	1,700	86
Tokyo Electric Power Holdings (1)	58,000	230
Tokyo Electron	5,500	1,210
Tokyo Gas	15,400	339
Tokyo Tatemono	7,300	118
Tokyu	18,000	317
Tokyu Fudosan Holdings	21,600	152
Topcon	3,700	51
Toppan Printing	9,500	189
Toray Industries	56,300	368
Toshiba	16,400	524
Tosoh	10,500	148
TOTO	5,400	219
Toyo Seikan Group Holdings	5,700	96
Toyo Suisan Kaisha	3,300	138
Toyo Tire	3,600	45
Toyobo	3,300	45
Toyoda Gosei	2,700	61
Toyota Boshoku	2,200	32
Toyota Industries	6,000	325
Toyota Motor	89,858	6,248
Toyota Tsusho	8,300	287
Trend Micro (1)	4,300	225
TS Tech	1,900	52
Tsumura	2,500	68
Tsuruha Holdings (2)	1,300	159
TV Asahi Holdings	800	15
Ube Industries	3,900	78
Ulvac	1,800	65
Unicharm (2)	14,300	489
Ushio	4,200	61

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

USS	7,800	142
Wacoal Holdings	2,000	53
Welcia Holdings (2)	1,800	99
West Japan Railway	6,800	575
Yakult Honsha	4,600	231
Yamada Denki	26,000	131
Yamaguchi Financial Group	8,000	48
Yamaha	5,900	301
Yamaha Motor	10,400	193
Yamato Holdings	13,200	211
Yamato Kogyo	1,500	36
Yamazaki Baking	4,700	89
Yaoko	700	36
Yaskawa Electric	9,700	332
Yokogawa Electric	8,700	151
Yokohama Rubber	3,700	63
Z Holdings	86,500	344
Zenkoku Hosho	1,800	77
Zensho Holdings	3,300	70
Zeon	5,000	53
ZOZO	2,500	42
		139,677
Equity Mutual Funds 0.4%
iShares MSCI Japan Fund, ETF (USD) (2)	37,525	2,167
		2,167
Total Japan (Cost $109,272)		141,844

LUXEMBOURG 0.0%

Common Stocks 0.0%
SES, GDR	13,056	160
Total Luxembourg (Cost $242)		160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
MACAU 0.0%

Common Stocks 0.0%
Macau Legend Development (HKD) (1)	59,000	7
Total Macau (Cost $57)		7

MALTA 0.0%

Common Stocks 0.0%
BGP Holdings (1)(3)	347,336	—
Total Malta (Cost $—)		—

MEXICO 0.0%

Common Stocks 0.0%
Fresnillo (GBP) (2)	6,742	59
Total Mexico (Cost $94)		59

NETHERLANDS 3.2%

Common Stocks 3.2%
Aalberts	3,505	153
ABN AMRO Bank, CVA	15,219	265
Adyen (1)	987	907
Aegon	64,500	261
Akzo Nobel	7,712	728
ASML Holding	14,557	4,085
ASR Nederland	5,110	190
Boskalis Westminster	2,907	68
GrandVision	1,805	55
Heineken	9,619	1,047
Heineken Holding	2,696	265
ING Groep	141,805	1,539
Just Eat Takeaway. com (1)(2)	1,435	135
Koninklijke Ahold Delhaize	37,720	926
Koninklijke DSM	6,447	785
Koninklijke KPN	123,696	346
Koninklijke Philips	33,170	1,519

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Koninklijke Vopak	2,365	127
NN Group	12,202	423
Prosus (1)	14,917	1,076
Randstad	4,052	233
Signify	4,057	135
Unilever	52,778	3,080
Wolters Kluwer	9,898	744
Total Netherlands (Cost $13,638)		19,092

NEW ZEALAND 0.3%

Common Stocks 0.3%
a2 Milk (1)	26,729	256
Air New Zealand	17,907	32
Auckland International Airport	34,083	190
Contact Energy	26,307	126
Fisher & Paykel Healthcare	20,565	308
Fletcher Building	31,675	113
Kiwi Property Group	47,702	48
Mercury NZ	24,777	83
Meridian Energy	44,751	154
Ryman Healthcare	15,074	160
SKYCITY Entertainment Group	23,194	54
Spark New Zealand	68,238	204
Xero (AUD) (1)	3,398	192
Total New Zealand (Cost $1,274)		1,920

NORWAY 0.6%

Common Stocks 0.6%
Adevinta (1)	6,554	80
Aker, A Shares	847	47
Aker BP	3,992	112
DNB	38,419	672
Equinor	36,517	659
Gjensidige Forsikring	6,048	132
Leroy Seafood Group	10,333	67

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mowi	14,999	358
Norsk Hydro	49,103	153
Orkla	28,662	277
Salmar	1,933	95
Schibsted, B Shares	2,881	81
Schibsted, Class A	3,629	109
Subsea 7	8,372	89
Telenor	23,815	430
Yara International	6,487	236
Total Norway (Cost $3,340)		3,597

POLAND 0.3%

Common Stocks 0.3%
Bank Polska Kasa Opieki	5,753	147
CD Projekt	2,298	167
Cyfrowy Polsat	9,817	69
Dino Polska (1)	1,767	74
Grupa Lotos	3,616	72
KGHM Polska Miedz (1)	5,017	118
LPP	31	67
mBank (1)	471	45
PGE Polska Grupa Energetyczna (1)	26,817	48
Polski Koncern Naftowy ORLEN	11,401	222
Polskie Gornictwo Naftowe i Gazownictwo	63,751	59
Powszechna Kasa Oszczednosci Bank Polski	31,305	276
Powszechny Zaklad Ubezpieczen	20,582	213
Santander Bank Polska	1,059	78
Total Poland (Cost $1,869)		1,655

PORTUGAL 0.1%

Common Stocks 0.1%
Banco Espirito Santo (1)(3)	127,132	—
EDP - Energias de Portugal	84,261	422
Galp Energia	19,182	290

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Jeronimo Martins	8,709	150
Total Portugal (Cost $902)		862

RUSSIA 0.0%

Common Stocks 0.0%
Polymetal International (GBP)	11,484	195
Total Russia (Cost $152)		195

SINGAPORE 1.2%

Common Stocks 1.2%
Ascendas Real Estate Investment Trust	102,312	236
CapitaLand	93,600	247
CapitaLand Commercial Trust	86,143	130
CapitaLand Mall Trust	84,500	155
City Developments	17,100	132
ComfortDelGro	74,112	117
DBS Group Holdings	65,400	1,205
Frasers Property	13,000	16
Genting Singapore	213,500	134
Golden Agri-Resources	233,472	36
Hutchison Port Holdings Trust (USD)	188,100	30
Jardine Cycle & Carriage	3,644	77
Keppel	53,400	260
Keppel REIT	66,000	58
Mapletree Commercial Trust	75,612	130
Mapletree Industrial Trust	50,900	103
Mapletree Logistics Trust	98,000	132
Mapletree North Asia Commercial Trust	78,500	68
Olam International	20,300	27
Oversea-Chinese Banking	128,725	1,013
SATS	22,900	76
Sembcorp Industries	32,420	50
Sembcorp Marine (1)	31,600	27
SIA Engineering	8,000	15

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Singapore Airlines	18,133	113
Singapore Exchange	30,500	193
Singapore Post	51,300	34
Singapore Press Holdings	56,650	83
Singapore Technologies Engineering	55,200	165
Singapore Telecommunications	275,350	663
StarHub	21,650	23
Suntec Real Estate Investment Trust	72,500	97
United Overseas Bank	46,720	871
UOL Group	17,352	101
Venture	9,600	113
Wilmar International	71,500	204
Wing Tai Holdings	14,200	21
		7,155
Equity Mutual Funds 0.0%
iShares MSCI Singapore Fund, ETF (USD) (2)	7,600	174
		174
Total Singapore (Cost $5,982)		7,329

SOUTH KOREA 4.2%

Common Stocks 3.9%
Amorepacific (1)	1,201	186
AMOREPACIFIC Group (1)	1,050	63
BGF (1)	497	2
BGF Retail (1)	266	37
BNK Financial Group	10,736	61
Celltrion (1)	3,746	510
Celltrion Healthcare (1)	2,004	94
Cheil Worldwide	2,421	43
CJ (1)	485	33
CJ CheilJedang (1)	293	58
CJ ENM (1)	358	41
CJ Logistics (1)	254	31
Daelim Industrial (1)	999	67
Daewoo Engineering & Construction (1)	7,500	27

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Daewoo Shipbuilding & Marine Engineering (1)	1,524	31
DB Insurance	1,666	59
DGB Financial Group (1)	5,427	29
Dongsuh Companies	1,168	16
Doosan	187	10
Doosan Bobcat	894	23
Doosan Fuel Cell (1)	627	4
Doosan Heavy Industries & Construction (1)	3,556	16
Doosan Infracore (1)	4,890	20
Doosan Solus (1)	345	7
E-MART	744	69
Fila Holdings (1)	1,673	61
GS Engineering & Construction	2,101	49
GS Holdings	1,882	72
GS Retail	965	32
Hana Financial Group	10,830	299
Hankook Tire & Technology (1)	2,644	63
Hanmi Pharm (1)	265	62
Hanmi Science (1)	506	14
Hanon Systems	6,300	55
Hanssem (1)	360	21
Hanwha (1)	2,174	39
Hanwha Aerospace (1)	1,337	36
Hanwha Life Insurance (1)	10,211	17
Hanwha Solutions (1)	3,044	42
HDC Holdings (1)	1,375	12
HDC Hyundai Development Co-engineering & Construction (1)	1,295	22
HDC Hyundai Development Co-engineering & Construction,
Rights, 3/6/20 (1)	648	2
Helixmith (1)	692	44
Hite Jinro (1)	1,044	26
HLB (1)	1,227	93
Hotel Shilla	1,141	82
Hyundai Construction Equipment (1)	440	10
Hyundai Department Store	577	37
Hyundai Engineering & Construction (1)	2,700	85
Hyundai Glovis	654	80

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hyundai Heavy Industries Holdings	387	88
Hyundai Marine & Fire Insurance	2,156	40
Hyundai Mipo Dockyard	766	26
Hyundai Mobis	2,424	464
Hyundai Motor	5,146	534
Hyundai Steel	2,644	62
Hyundai Wia (1)	603	21
Industrial Bank of Korea (1)	9,513	85
Kakao (1)	1,889	249
Kangwon Land (1)	3,823	88
KB Financial Group	14,060	517
KCC	173	29
KCC Glass (1)	162	5
KEPCO Plant Service & Engineering (1)	796	25
Kia Motors	9,557	325
Korea Aerospace Industries (1)	2,311	58
Korea Electric Power Corp (1)	9,448	200
Korea Gas (1)	1,034	28
Korea Investment Holdings (1)	1,381	76
Korea Shipbuilding & Offshore Engineering (1)	1,556	147
Korea Zinc (1)	360	114
Korean Air Lines (1)	1,714	34
KT&G (1)	4,097	326
Kumho Petrochemical	628	34
LG (1)	3,342	196
LG Chem	1,669	465
LG Display (1)	8,020	102
LG Electronics	4,261	232
LG Household & Health Care	373	390
LG Uplus	7,077	78
Lotte	1,071	31
Lotte Chemical	546	86
Lotte Chilsung Beverage (1)	130	13
LOTTE Fine Chemical (1)	576	19
Lotte Shopping (1)	414	40
LS (1)	620	20

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mando	1,180	33
Medy-Tox	153	41
Mirae Asset Daewoo (1)	16,845	96
NAVER	4,925	734
NCSoft (1)	607	322
Netmarble (1)	650	48
NH Investment & Securities (1)	4,897	45
NHN (1)	361	23
NongShim	126	24
OCI (1)	681	31
Orion	789	67
Ottogi (1)	49	21
Paradise (1)	1,649	23
POSCO	2,499	453
POSCO Chemical	781	37
Posco International (1)	1,763	25
S-1 Corporation	701	54
S-Oil	1,527	96
Samsung Biologics (1)	494	199
Samsung C&T	3,085	278
Samsung Card	1,224	39
Samsung Electro-Mechanics	2,020	207
Samsung Electronics	172,117	7,975
Samsung Engineering (1)	5,632	80
Samsung Fire & Marine Insurance	1,282	226
Samsung Heavy Industries (1)	16,275	90
Samsung Life Insurance	2,304	133
Samsung SDI	1,957	446
Samsung SDS	1,156	186
Samsung Securities	2,264	66
Shinhan Financial Group	16,731	546
Shinsegae	259	57
SillaJen (1)	1,907	20
SK Holdings	1,233	241
SK Hynix	18,768	1,428
SK Innovation	2,118	228

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SK Networks	5,570	23
SK Telecom	820	157
SKC	650	28
Ssangyong Cement Industrial	2,974	12
Woongjin Coway	2,065	152
Woori Financial Group	18,836	159
Yuhan (1)	343	62
		23,350
Equity Mutual Funds 0.1%
iShares MSCI South Korea Fund, ETF (USD) (2)	6,300	363
		363
Preferred Stocks 0.2%
Amorepacific (4)	344	24
CJ	72	4
Hyundai Motor (4)	538	33
Hyundai Motor, 2nd Preference (4)	1,542	104
LG Chemical (4)	330	49
Samsung Electronics (4)	29,968	1,171
		1,385
Total South Korea (Cost $21,245)		25,098

SPAIN 2.6%

Common Stocks 2.6%
Acciona	799	91
ACS Actividades de Construccion y Servicios	8,891	296
Aena	2,590	479
Amadeus IT Group, A Shares	14,546	1,141
Banco Bilbao Vizcaya Argentaria	240,850	1,247
Banco de Sabadell	208,443	188
Banco Santander	597,583	2,355
Bankia	44,896	82
Bankinter	25,465	165
CaixaBank	132,138	386
Cellnex Telecom (2)	10,012	498
Corp Financiera Alba	756	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EDP Renovaveis	5,598	74
Enagas	8,429	227
Endesa	11,698	321
Ferrovial	18,052	573
Fomento de Construcciones y Contratas	2,757	34
Grifols	12,174	409
Iberdrola	214,359	2,345
Iberdrola (1)	3,970	43
Industria de Diseno Textil	38,210	1,285
Inmobiliaria Colonial Socimi	12,231	164
Mapfre	36,156	93
Merlin Properties Socimi	12,375	176
Naturgy Energy Group	11,317	299
Red Electrica	16,130	323
Repsol (2)	50,929	701
Siemens Gamesa Renewable Energy	7,961	127
Telefonica	165,059	1,116
Zardoya Otis	7,045	53
Total Spain (Cost $17,260)		15,329

SWEDEN 2.7%

Common Stocks 2.6%
Alfa Laval	11,578	289
Assa Abloy, B Shares	33,752	801
Atlas Copco, A Shares	29,008	1,027
Atlas Copco, B Shares	6,677	208
Boliden	10,080	239
Castellum	10,016	246
Electrolux, Series B	8,937	212
Elekta, B Shares (2)	13,236	152
Epiroc, A Shares	30,249	350
Epiroc, B Shares	6,677	75
Essity, B Shares	22,343	709
Fastighets AB Balder, B Shares (1)	3,555	169
Hennes & Mauritz, B Shares	32,573	715
Hexagon, B Shares	9,203	500

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Husqvarna, B Shares	15,164	114
ICA Gruppen	2,863	126
Industrivarden, A Shares	12,179	294
Industrivarden, C Shares	1,348	32
Investment Latour, B Shares	4,404	74
Investor, A Shares	5,192	283
Investor, B Shares	16,140	884
Kinnevik, Class B	8,834	213
L E Lundbergforetagen, B Shares	2,702	117
LM Ericsson, B Shares	111,467	876
Lundin Petroleum	6,278	191
Nibe Industrier, B Shares	11,132	193
Nordea Bank	115,170	908
Nordea Bank (EUR)	1,818	14
Saab, Class B	3,447	112
Sandvik	39,157	715
Securitas, B Shares	11,736	185
Skandinaviska Enskilda Banken, Class A	51,776	512
Skandinaviska Enskilda Banken, Class C	2,099	22
Skanska, B Shares	13,224	306
SKF, B Shares	13,970	256
Svenska Cellulosa, Class B	23,394	234
Svenska Handelsbanken, A Shares	54,942	538
Swedbank, A Shares	37,090	569
Swedish Match	6,461	365
Swedish Orphan Biovitrum (1)	5,950	106
Tele2, B Shares	19,738	298
Telia	96,090	411
Trelleborg, B Shares	8,824	145
Volvo, B Shares	54,454	931
		15,716
Equity Mutual Funds 0.1%
iShares MSCI Sweden Fund, ETF (USD) (2)	9,400	301
		301
Total Sweden (Cost $12,714)		16,017

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SWITZERLAND 8.7%

Common Stocks 8.6%
ABB	64,919	1,511
Adecco Group	5,615	329
Alcon (1)	16,893	998
Baloise Holding	1,733	313
Banque Cantonale Vaudoise	101	85
Barry Callebaut	88	194
Chocoladefabriken Lindt & Spruengli	45	377
Chocoladefabriken Lindt & Spruengli, Registered Shares	3	280
Cie Financiere Richemont	18,543	1,347
Clariant	7,368	166
Credit Suisse Group	92,321	1,167
DKSH Holding	946	49
Dufry	1,028	89
EMS-Chemie Holding	258	169
Flughafen Zurich	694	121
Geberit	1,310	691
Georg Fischer	153	150
Givaudan	336	1,109
Helvetia Holding	1,200	173
Julius Baer Group	8,029	401
Kuehne + Nagel International	1,848	299
LafargeHolcim	11,922	606
LafargeHolcim (EUR)	6,428	326
Logitech International	5,311	238
Lonza Group	2,694	1,106
Nestle	105,106	11,592
Novartis	76,981	7,272
OC Oerlikon	7,209	77
Pargesa Holding	1,400	112
Partners Group Holding	616	564
PSP Swiss Property	1,416	214
Roche Holding	914	303
Roche Holding, Genusschein	25,330	8,497
Schindler Holding	1,335	345

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schindler Holding, Registered Shares	856	213
SGS	192	555
Sika	5,124	921
Sonova Holding	2,000	502
Straumann Holding	369	352
Sulzer	459	51
Swatch Group	853	214
Swatch Group, Registered Shares	1,645	80
Swiss Life Holding	1,220	613
Swiss Prime Site	2,750	336
Swiss Re	10,089	1,139
Swisscom	945	518
Temenos	2,185	351
UBS Group	125,729	1,562
Vifor Pharma	1,649	304
Zurich Insurance Group	5,297	2,199
		51,180
Equity Mutual Funds 0.1%
iShares MSCI Switzerland Fund, ETF (USD) (2)	15,000	611
		611
Total Switzerland (Cost $32,863)		51,791

TAIWAN 0.0%

Common Stocks 0.0%
FIT Hon Teng (HKD)	38,000	12
Total Taiwan (Cost $27)		12

UNITED KINGDOM 15.2%

Common Stocks 15.0%
3i Group	34,942	508
Admiral Group	7,485	223
Amcor, CDI (AUD)	58,297	613
Anglo American	45,505	1,187
Ashmore Group	13,830	99
Ashtead Group	16,934	547

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Associated British Foods	12,806	443
AstraZeneca	47,739	4,670
Auto Trader Group	34,510	255
AVEVA Group	2,247	146
Aviva	142,027	744
B&M European Value Retail	31,074	149
Babcock International Group	8,905	69
BAE Systems	118,392	984
Barclays	625,114	1,380
Barratt Developments	37,212	394
Bellway	4,570	240
Berkeley Group Holdings	4,307	298
BHP Group	75,779	1,649
BP	724,519	4,362
British American Tobacco	83,015	3,661
British Land	34,219	250
BT Group	320,763	681
Bunzl	12,473	323
Burberry Group	15,266	391
Carnival	5,959	243
Centrica	208,317	234
Cineworld Group (2)	37,438	87
Coca-Cola HBC	7,248	266
Compass Group	57,630	1,425
ConvaTec Group	53,771	147
Croda International	4,638	305
Derwent London	3,729	202
Diageo	84,955	3,359
Direct Line Insurance Group	50,809	226
DS Smith	47,149	211
easyJet	7,169	132
Evraz	18,796	87
Experian	33,398	1,163
Ferguson	8,454	759
G4S	57,553	148
GlaxoSmithKline	178,260	4,185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Glencore	400,087	1,170
GVC Holdings	21,147	245
Halma	14,068	391
Hargreaves Lansdown	9,662	219
Hikma Pharmaceuticals	5,188	125
Hiscox	10,261	178
Howden Joinery Group	21,681	197
HSBC Holdings	736,462	5,354
IMI	9,710	141
Imperial Brands	35,225	903
Inchcape	15,221	132
Informa	46,201	472
InterContinental Hotels Group	6,768	417
International Consolidated Airlines Group	23,919	179
Intertek Group	5,999	455
Investec	23,698	131
ITV	137,195	244
J Sainsbury	59,319	158
JD Sports Fashion	13,403	145
John Wood Group	24,484	121
Johnson Matthey	7,081	243
Just Eat (1)	20,980	238
KAZ Minerals	8,507	49
Kingfisher	79,138	213
Land Securities Group	26,488	328
Legal & General Group	217,834	876
Lloyds Banking Group	2,568,846	1,918
London Stock Exchange Group	11,477	1,186
M&G (1)	96,121	303
Marks & Spencer Group	71,836	167
Meggitt	28,838	257
Melrose Industries	176,338	540
Micro Focus International	12,579	169
Mondi	16,561	337
National Grid	126,872	1,686
Next	4,683	426

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

NMC Health	3,218	55
Ocado Group (1)	16,747	270
Pearson	28,949	216
Pennon Group	15,450	226
Persimmon	11,416	460
Phoenix Group Holdings	19,552	195
Prudential	94,532	1,681
Quilter	66,191	148
Reckitt Benckiser Group	22,873	1,893
RELX	35,465	941
RELX (EUR)	32,923	872
Renishaw	1,253	66
Rentokil Initial	67,709	417
Rightmove	33,890	294
Rio Tinto	39,722	2,124
Rolls-Royce Holdings	61,091	538
Royal Bank of Scotland Group	167,951	481
Royal Dutch Shell, A Shares	153,841	4,040
Royal Dutch Shell, B Shares	136,404	3,584
RSA Insurance Group	38,325	278
Sage Group	40,202	391
Schroders	4,021	170
Segro	40,066	481
Severn Trent	8,697	296
Smith & Nephew	31,829	766
Smiths Group	14,491	322
Spirax-Sarco Engineering	2,702	317
SSE	37,380	744
St. James's Place	19,083	287
Standard Chartered	96,675	804
Standard Life Aberdeen	87,387	347
Tate & Lyle	17,263	181
Taylor Wimpey	119,892	340
Tesco	351,822	1,144
Travis Perkins	9,089	186
TUI (EUR)	8,437	86

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
TUI	7,531	77
Unilever	39,618	2,363
United Utilities Group	25,133	336
Virgin Money (1)	45,388	98
Vodafone Group	976,313	1,918
Weir Group	9,564	170
Whitbread	4,947	292
Wm Morrison Supermarkets	80,099	192
WPP	45,114	561
		89,406
Equity Mutual Funds 0.2%
iShares MSCI United Kingdom Fund, ETF (USD) (2)	44,400	1,449
		1,449
Total United Kingdom (Cost $93,727)		90,855

UNITED STATES 0.1%
Common Stocks 0.1%
TechnipFMC (EUR)	16,897	270
Total United States (Cost $589)		270

SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 1.57% (5)(6)	2,742,559	2,743
		2,743
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 1.511%, 4/9/20 (7)	333,000	332
		332
Total Short-Term Investments (Cost $3,075)		3,075

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.0%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2.0%
Short-Term Funds 2.0%
T. Rowe Price Short-Term Fund, 1.75% (5)(6)	1,157,439	11,574
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		11,574
Total Securities Lending Collateral (Cost $11,574)		11,574

Total Investments in Securities 101.5%
(Cost $510,064)		$603,739
Other Assets Less Liabilities (1.5)%		(8,956)
Net Assets 100.0%		$594,783

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5)	Seven-day yield
(6)	Affiliated Companies
(7)	At January 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CVA	Dutch Certificate (Certificaten Van Aandelen)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 56 MSCI EAFE Index contracts	3/20	5,534	$(123)

Net payments (receipts) of variation margin to date			33

Variation margin receivable (payable) on open futures contracts			$(90)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$10
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$10+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$1,928		¤	¤	$2,743
T. Rowe Price Short-Term
Fund	8,818		¤	¤	11,574
					$14,317	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $10 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $14,317.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Equity Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy ; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$575,068	$20	$575,088
Equity Mutual Funds	9,800	—	—	9,800
Preferred Stocks	—	4,202	—	4,202
Short-Term Investments	2,743	332	—	3,075
Securities Lending Collateral	11,574	—	—	11,574
Total	$24,117	$579,602	$20	$603,739
Liabilities
Future Contracts	$90	$—	$—	$90

Following is a reconciliation of the fund’s Level 3 holdings for the period ended January 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at January 31, 2020, totaled less than $1,000 for the period ended January 31,
2020.

($000s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	11/1/19	Period	1/31/20
Investment in Securities
Common Stocks	$20	$–	$20